UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		333-124793

Macquarie Global Infrastructure Total Return Fund Inc.
(Exact name of registrant as specified in charter)

125 West 55th Street, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Tane T. Tyler ALPS Mutual Fund Services, Inc. 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1 – Schedule of Investments.

MACQUARIE GLOBAL INFRASTRUCTURE TOTAL RETURN FUND INC.

STATEMENT OF INVESTMENTS (Unaudited)

August 31, 2005

		VALUE	COLLATERAL VALUE
REPURCHASE AGREEMENTS	100.17%
Agreement with Deutsche Bank , 3.50%, dated 8/31/05 and maturing 9/1/05, collateralized by U.S. Treasury Note, 3.625% due 5/15/13 with a repurchase amount of $405,839,453		$405,800,000	$405,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $405,800,000)		405,800,000	405,800,000

TOTAL INVESTMENTS
(Cost $405,800,000)	100.17%	405,800,000
Liabilities in Excess of Other Assets	-0.17%	(672,560)
NET ASSETS	100.00%	$405,127,440

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
Gross appreciation (excess of value over tax cost)		$—
Gross depreciation (excess of tax cost over value)
Net unrealized appreciation		—
Total cost for federal income tax purposes		$405,800,000

Notes

Repurcahse Agreements:  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Item 2 - Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Macquarie Global Infrastructure Total Return Fund, Inc.

By:	/s/ Jon Fitch
Jon Fitch
Chief Executive Officer/Principal Executive Officer

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jon Fitch
Jon Fitch
Chief Executive Officer/Principal Executive Officer

Date:	October 28, 2005

By:	/s/ John Mullin
John Mullin
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	October 28, 2005